Schedule II-Valuation and Qualifying Accounts (FY)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts
VERALTO CORPORATION
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
($ in millions)
Classification	Balance at Beginning of Period (a)	Charged to Costs & Expenses	Impact of Currency	Write-Offs, Write- Downs & Deductions	Balance at End of Period (a)
Year ended December 31, 2023:
Allowances deducted from asset account
Allowance for doubtful accounts	$ 36	10	—	(9)	$37
Year ended December 31, 2022:
Allowances deducted from asset account
Allowance for doubtful accounts	$36	9	(1)	(8)	$36
Year ended December 31, 2021:
Allowances deducted from asset account
Allowance for doubtful accounts	$43	4	(2)	(9)	$36
(a)	Amounts include allowance for doubtful accounts classified as current and noncurrent.